Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Dynamic Income Fund
Class Name	Institutional Class
Trading Symbol	MZCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.67%
[1]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
Net Assets	$ 161,859,273
Holdings Count | $ / shares	324
Advisory Fees Paid, Amount	$ 267,404
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$161,859,273
Number of Holdings	324
Portfolio Turnover	81%
SEC Yield (Subsidized)	4.37%
SEC Yield (Unsubsidized)	4.10%
Net Advisory Fee	$267,404

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.2%
Hewlett Packard Enterprise Co.	1.4%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	1.0%
Morgan Stanley	1.0%
Goldman Sachs Group, Inc.	0.9%
Ford Motor Credit Co. LLC	0.9%
International Distribution Services PLC	0.9%
T-Mobile USA, Inc.	0.9%
Mars, Inc.	0.9%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Dynamic Income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$31	0.60%
[2]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
Net Assets	$ 161,859,273
Holdings Count | $ / shares	324
Advisory Fees Paid, Amount	$ 267,404
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$161,859,273
Number of Holdings	324
Portfolio Turnover	81%
SEC Yield (Subsidized)	4.46%
SEC Yield (Unsubsidized)	4.18%
Net Advisory Fee	$267,404

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.2%
Hewlett Packard Enterprise Co.	1.4%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	1.0%
Morgan Stanley	1.0%
Goldman Sachs Group, Inc.	0.9%
Ford Motor Credit Co. LLC	0.9%
International Distribution Services PLC	0.9%
T-Mobile USA, Inc.	0.9%
Mars, Inc.	0.9%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/dynamic-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Institutional Class
Trading Symbol	MZHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.58%
[3]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
Net Assets	$ 62,385,242
Holdings Count | $ / shares	317
Advisory Fees Paid, Amount	$ 46,891
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$62,385,242
Number of Holdings	317
Portfolio Turnover	26%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$46,891

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.2%
First American Treasury Obligations Fund	2.1%
Service Properties Trust	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.3%
Rocket Software, Inc.	1.2%
Cloud Software Group, Inc.	1.2%
Iron Mountain, Inc.	0.9%
Garda World Security Corp.	0.9%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	0.9%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$29	0.58%
[4]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
Net Assets	$ 62,385,242
Holdings Count | $ / shares	317
Advisory Fees Paid, Amount	$ 46,891
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$62,385,242
Number of Holdings	317
Portfolio Turnover	26%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$46,891

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.2%
First American Treasury Obligations Fund	2.1%
Service Properties Trust	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.3%
Rocket Software, Inc.	1.2%
Cloud Software Group, Inc.	1.2%
Iron Mountain, Inc.	0.9%
Garda World Security Corp.	0.9%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	0.9%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Low Duration Fund
Class Name	Supra Institutional Class
Trading Symbol	MZLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/low-duration-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/strategies/low-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$25	0.50%
[5]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
Net Assets	$ 1,221,408,515
Holdings Count | $ / shares	536
Advisory Fees Paid, Amount	$ 2,240,816
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,221,408,515
Number of Holdings	536
Portfolio Turnover	36%
SEC Yield (Subsidized)	3.94%
SEC Yield (Unsubsidized)	3.85%
Net Advisory Fee	$2,240,816

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Ford Motor Credit Co. LLC	2.3%
First American Treasury Obligations Fund	1.3%
BNP Paribas SA	1.1%
Bank of Ireland Group PLC	1.1%
ING Groep NV	1.1%
General Motors Financial Co., Inc.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
Commerzbank AG	1.0%
Societe Generale SA	0.9%
CaixaBank SA	0.8%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/strategies/low-duration-fund

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized